Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to determine fair value of stock options granted

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April 30,
	2015	2015	2016	2017	2018	2018	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

				Intrinsic
				value of
	Number of	Exercise Price	Remaining	options
	Options	RMB	Contractual	RMB
Outstanding, as of January 1, 2022	38,748,533	0.27-31.96	3.07-7.33	20,378,161
Granted	—	—	—	—
Exercised	123,602	0.27	—	—
Forfeited/Cancelled	2,846,600	10.71-30.27	—	—
Outstanding, as of December 31, 2022	35,778,331	0.27-31.96	2.07-6.33	20,744,096
Vested and expected to vest as of December 31, 2022	35,778,331	0.27-31.96	2.07-6.33	20,744,096
Exercisable as of December 31, 2022	10,218,315	0.27-31.96	2.07-6.33	20,744,096

Schedule of allocated share-based compensation expense

For the years ended December 31, 2020, 2021 and 2022 the Group recorded compensation expenses of RMB70,588,710, RMB71,849,299 and RMB10,740,648 (US$1,557,248) respectively for the stock options granted to the Group’s employees. The Group allocated share-based compensation expense for share option as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Origination and servicing	35,885,086	21,345,909	905,756	131,322
General and administrative	32,794,113	48,655,490	9,340,416	1,354,234
Sales and marketing	1,909,511	1,847,900	494,476	71,692

Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

		Weighted-Average Grant-Date
	Number of	Fair Value
	Restricted Shares	RMB
Outstanding, as of January 1, 2022	32,415,615	5.18
Granted	810,000	3.17
Vested	9,620,748	5.49
Forfeited	1,698,414	5.25
Outstanding, as of December 31, 2022	21,906,453	4.96

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Origination and servicing	6,173,735	10,819,642	26,040,888	3,775,574
General and administrative	3,064,908	5,321,620	16,743,484	2,427,577
Sales and marketing	312,785	444,211	12,795	1,855